Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Treasury shares	Additional paid in capital	Contributed capital surplus	Accumulated earnings
Outstanding number of shares: Balance at beginning of year (in shares) at Dec. 31, 2021		200,435,621
Increase (decrease) in Equity [Roll Forward]
Repurchases of shares (in shares)		(400,000)
Distribution of treasury shares (in shares)		450,000
Outstanding number of shares: Balance at end of year (in shares) at Dec. 31, 2022	200,485,621	200,485,621
Balance at beginning of year at Dec. 31, 2021		$ 10,061	$ (4,309)	$ 285	$ 1,762,649	$ 160,055
Increase (decrease) in Equity [Roll Forward]
Shares issued		0
Repurchases of shares			(3,273)
Distribution of treasury shares			2,568			(1,740)
Stock option expense				566
Distributions to shareholders	$ (471,700)				(180,392)	(291,284)
Net income	461,847					461,847
Balance at end of year at Dec. 31, 2022	$ 1,917,033	$ 10,061	(5,014)	851	1,582,257	328,878
Increase (decrease) in Equity [Roll Forward]
Repurchases of shares (in shares)		(1,107,328)
Distribution of treasury shares (in shares)		250,000
Outstanding number of shares: Balance at end of year (in shares) at Dec. 31, 2023	199,628,293	199,628,293
Increase (decrease) in Equity [Roll Forward]
Shares issued		$ 0
Repurchases of shares			(8,357)
Distribution of treasury shares			1,844			(1,150)
Stock option expense				273
Distributions to shareholders	$ (100,000)				0	(100,020)
Net income	112,268					112,268
Balance at end of year at Dec. 31, 2023	$ 1,921,891	$ 10,061	(11,527)	1,124	1,582,257	339,976
Increase (decrease) in Equity [Roll Forward]
Repurchases of shares (in shares)		(625,000)
Distribution of treasury shares (in shares)		400,000
Outstanding number of shares: Balance at end of year (in shares) at Dec. 31, 2024	199,403,293	199,403,293
Increase (decrease) in Equity [Roll Forward]
Shares issued		$ 0
Repurchases of shares			(5,737)
Distribution of treasury shares			2,950			(2,428)
Stock option expense				0
Distributions to shareholders	$ (239,900)				0	(239,913)
Net income	223,214					223,214
Balance at end of year at Dec. 31, 2024	$ 1,899,977	$ 10,061	$ (14,314)	$ 1,124	$ 1,582,257	$ 320,849